Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal									$ 79,596	$ 56,064	$ 33,814
Foreign									10,832	9,798	10,513
State and Local									18,832	14,795	10,114
Total Current									109,260	80,657	54,441
Deferred:
Federal									11,510	(1,196)	15,104
Foreign									(1,439)	659	(3,080)
State and Local									(28)	(3,090)	2,291
Total Deferred									10,043	(3,627)	14,315
Total	$ 39,913	$ 38,980	$ 30,676	$ 9,734	$ 46,703	$ 7,392	$ 16,723	$ 6,212	$ 119,303	$ 77,030	$ 68,756